Share-Based Compensation - Expense and liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-Based Compensation
Total expense recognized	$ 4,565	$ 3,869	$ 2,872
Total accrued cash distribution	$ 814	$ 353